Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 98.1%

BRAZIL — 9.1%
B3 SA — Brasil Bolsa Balcao	36,773,700	$92,240,856
Banco Bradesco SA ADR	12,636,602	42,711,715
Centrais Eletricas Brasileiras SA	7,886,900	77,827,984
MercadoLibre, Inc. *	109,148	255,072,327
Natura Cosmeticos SA *	12,123,000	21,320,171
NU Holdings Ltd., Class A *	4,420,446	70,771,340
Petroleo Brasileiro SA - Petrobras ADR	5,601,264	70,912,002
		630,856,395
CHILE — 1.9%
Lundin Mining Corp.	3,102,467	46,279,525
Sociedad Quimica y Minera de Chile SA ADR *	1,934,238	83,133,549
		129,413,074
CHINA — 29.1%
Alibaba Group Holding Ltd.	14,153,020	316,519,787
Anker Innovations Technology Co., Ltd., Class A	3,121,400	53,523,766
Baidu, Inc., Class A *	3,937,750	65,108,526
BeOne Medicines Ltd., Class H *	1,414,295	37,737,907
Brilliance China Automotive Holdings Ltd.	47,202,000	24,959,731
China Merchants Bank Co., Ltd., Class H	12,556,000	75,147,359
Contemporary Amperex Technology Co., Ltd., Class A	1,228,800	69,594,636
DiDi Global, Inc. ADR *	9,099,827	56,600,924
Goneo Group Co., Ltd., Class A	5,817,450	36,489,990
Haidilao International Holding Ltd.	24,388,000	41,954,947
JD.com, Inc., Class A	2,540,735	44,514,978
Kanzhun Ltd. ADR *	2,777,074	64,872,449
KE Holdings, Inc., Class A	6,598,645	43,012,184
Kuaishou Technology	3,700,400	40,023,008
Kweichow Moutai Co., Ltd., Class A	311,917	63,306,052
Li Ning Co., Ltd.	9,118,000	20,617,417
Luckin Coffee, Inc. ADR *	1,821,559	69,237,458
Meituan, Class B *	5,589,100	74,663,493
Midea Group Co., Ltd., Class A	9,556,970	97,597,816
Ping An Insurance Group Co. of China Ltd., Class H	11,806,500	80,320,674
Pony AI, Inc. ADR *	2,043,460	45,957,415
Silergy Corp.	3,768,000	32,090,573
Tencent Holdings Ltd.	4,126,400	351,608,903
Tencent Music Entertainment Group ADR	883,577	20,622,687
Tencent Music Entertainment Group, Class A, Entitlement	3,279,382	38,420,418
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class H *	15,872,600	89,218,626
Zijin Mining Group Co., Ltd., Class H	15,052,000	62,932,739
		2,016,654,463
HONG KONG — 0.8%
Zijin Gold International Co., Ltd. *	3,790,056	58,736,015

INDIA — 9.9%
Axis Bank Ltd.	9,655,327	123,003,521
Delhivery Ltd. *	12,645,723	64,080,541
HDFC Life Insurance Co., Ltd.	6,308,493	53,721,823
Hyundai Motor India Ltd.	625,796	18,206,722
Kotak Mahindra Bank Ltd.	4,056,867	90,960,155
PB Fintech Ltd. *	1,707,033	32,741,044
Reliance Industries Ltd.	11,546,560	177,352,953
Tata Consultancy Services Ltd.	2,078,249	67,645,606

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
UltraTech Cement Ltd.	392,727	$54,076,030
		681,788,395
INDONESIA — 1.0%
Bank Rakyat Indonesia Persero Tbk PT	291,056,963	68,218,655

KAZAKHSTAN — 0.5%
Kaspi.KZ JSC ADR	381,085	31,127,023

MEXICO — 2.6%
Fomento Economico Mexicano SAB de CV ADR	562,966	55,525,337
Grupo Financiero Banorte SAB de CV, Class O	8,840,387	88,787,636
Wal-Mart de Mexico SAB de CV	11,592,944	35,816,680
		180,129,653
PANAMA — 0.7%
Copa Holdings SA, Class A	399,922	47,518,732

PERU — 1.0%
Credicorp Ltd.	263,439	70,148,537

POLAND — 1.2%
Allegro.eu SA *	5,567,148	54,622,861
KGHM Polska Miedz SA *	713,683	31,473,420
		86,096,281
RUSSIA — 0.0% (a)
GMK Norilskiy Nickel PAO *(b)	54,812,700	0
GMK Norilskiy Nickel PAO ADR *(b)	2	0
Moscow Exchange MICEX-RTS PJSC *(b)	14,557,370	0
Sberbank of Russia PJSC *(b)	31,444,360	0
		0
SAUDI ARABIA — 0.5%
Saudi Tadawul Group Holding Co.	631,840	34,707,226

SINGAPORE — 1.9%
Sea Ltd. ADR *	718,313	128,384,083

SOUTH AFRICA — 4.7%
FirstRand Ltd.	7,456,055	33,523,822
Impala Platinum Holdings Ltd.	10,033,773	127,958,661
Naspers Ltd., N Shares	456,970	166,049,950
		327,532,433
SOUTH KOREA — 10.2%
Coupang, Inc. *	2,759,542	88,857,252
Hyundai Glovis Co., Ltd.	502,669	59,300,166
Hyundai Motor Co.	530,523	81,331,031
Samsung Electronics Co., Ltd.	4,253,052	254,971,862
SK Hynix, Inc.	891,701	221,050,883
		705,511,194
TAIWAN — 17.5%
Accton Technology Corp.	4,076,000	140,953,009
E Ink Holdings, Inc.	4,129,000	32,804,381
MediaTek, Inc.	2,358,000	102,265,873
Taiwan Semiconductor Manufacturing Co., Ltd.	21,498,310	933,839,875
		1,209,863,138

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
THAILAND — 2.1%
Fabrinet *	188,394	$68,692,220
SCB X PCL	7,083,900	28,104,167
Valeura Energy, Inc. *	9,205,237	47,755,846
		144,552,233
UNITED STATES — 0.2%
Globant SA *	244,510	14,029,984

VIETNAM — 1.1%
FPT Corp.	8,005,800	28,199,211
Mobile World Investment Corp.	15,165,600	44,654,782
		72,853,993
ZAMBIA — 2.1%
First Quantum Minerals Ltd. *	6,530,803	147,725,572

Total Common Stocks
(cost $4,528,080,957)		6,785,847,079

PREFERRED STOCKS — 2.0%

BRAZIL — 0.5%
Petroleo Brasileiro SA - Petrobras ADR 9.23%	1,938,129	22,908,685
Raizen SA 0.98% *	46,070,210	8,829,276
		31,737,961
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd. 2.20%	2,270,890	107,778,743

Total Preferred Stocks
(cost $131,456,332)		139,516,704

TOTAL INVESTMENTS — 100.1%**
(cost $4,659,537,289)		$6,925,363,783
Other assets less liabilities — (0.1)%		(9,602,683)
NET ASSETS — 100.0%		$6,915,761,100

(a)	Amount rounds to less than 0.1%.
(b)	Investment was valued using significant unobservable inputs.
*	Non-income producing security.
**	The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford Emerging Markets Equities Fund

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$1,935,372,545	$4,850,474,534	$0	$6,785,847,079
Preferred Stocks**	31,737,961	107,778,743	—	139,516,704
Total	$1,967,110,506	$4,958,253,277	$0	$6,925,363,783

**	Refer to Portfolio of Investments for further detail.

There were no transfers into or out of Level 3 during the period ended September 30, 2025.

Summary of Unobservable Inputs for Level 3 Investments

The ongoing conflict in Russia and Ukraine has led to significant disruption and volatility in the global stock market. This impacted the Fund in 2022 in terms of suspensions of trading activities on the Russian Stock Exchange as well as suspensions of depositary receipts traded on exchanges outside of Russia. These market conditions have not changed during the year to September 30, 2025 and as a result, management continue to value all the Russian securities listed in the Portfolio of Investments at $0 and include them within Level 3.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.